CONSOLIDATED BALANCE SHEET (USD $)	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 204,153	$ 154,400
Restricted cash	0	150,000
Accounts receivable	0	600
Inventory	49,763	5,466
Prepaid expenses and other current assets	31,410	16,376
Total current assets	285,326	326,842
Property and equipment, net of accumulated depreciation of $12,650 and $695 as of March 31, 2012 and December 31, 2011, respectively	177,220	16,869
Deposits	84,085	0
TOTAL ASSETS	546,631	343,711
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	216,155	63,426
Accrued liabilities	124,364	158,206
Deferred revenue	0	9,701
Total current liabilities	340,519	231,333
Derivative liabilities	7,936,333	158,758
Convertible debentures, net of debt discount of $1,426,682 as of March 31, 2012	543,318	0
Total liabilities	8,820,170	390,091
Commitments and contingencies	0	0
Stockholders' Deficit:
Common stock, $0.0001 par value.100,000,000 authorized shares; 63,290,000 issued and outstanding shares at December 31, 2011	6,329	6,329
Additional paid in capital	1,281,236	985,738
Accumulated deficit	(9,561,104)	(1,038,447)
Total Stockholders' Deficit	(8,273,539)	(46,380)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 546,631	$ 343,711